Securities - Pre-Tax Net Securities Gains (Losses) by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	$ (443)	$ 5	$ 33
State and political subdivisions
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	(337)	0	0
Corporate bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	(177)	(3)	1
Foreign government agencies
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	(5)	1	8
Supranational
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	(2)	1	7
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	12	(3)	8
Non-agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	49	2	(1)
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	$ 17	$ 7	$ 10